Land Use Rights (Tables)	12 Months Ended
Jun. 30, 2015
Land Use Rights Disclosure [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	2015	2014
Land use rights	$3,222,872	$5,982,880
Less: Accumulated amortization	(389,039)	(258,244)

Land use rights - net	$2,833,833	$5,724,636

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The amortization expenses for the years ended June 30, 2015 and 2014 were $130,795 and $41,600, respectively.

Years ending June 30,
2016	$79,353
2017	79,353
2018	79,353
2019	79,353
2020	79,353
Thereafter	2,437,068

Total	$2,833,833